NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$ (13,333)	$ (204,884)	$ (37,778)	$ (510,422)	$ (739,975)	$ (450,793)
Deferred Revenue			0	0	0	0
Net (Loss) attributable to Crown Equity Holdings, Inc.	$ (13,333)	$ (204,884)	$ (37,778)	$ (510,422)	$ (739,975)	$ (450,793)
Denominator:
Weighted average common and common equivalent shares outstanding-basic and diluted	13,385,047	13,333,692	13,385,047	13,333,692
Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.04)	$ (0.06)	$ (0.03)
Diluted	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.04)	$ (0.06)	$ (0.03)